Financial risk management (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Currency Risk BRL [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange rate exposure, cash and cash equivalents	4.8413
Cash and cash equivalents and financial investments	$ 72,646
Foreign exchange rate, loans and financing	4.8413
Loans and financings amount	$ 280,909
Foreign exchange rate, other financial instruments	4.8413
Other financial instruments amount	$ (450)
Currency Risk BRL [Member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Changes from foreign exchange rate, cash and cash equivalents	(1.20%)
Interest rate at scenario1, cash and cash equivalents
Interest price at negative25, cash and cash equivalents	(2)
Exchange price at negative50, cash and cash equivalents	(5)
Exchange price at positive25, cash and cash equivalents	2
Exchange price at positive50, cash and cash equivalents	$ 5
Foreign exchange interest rates, loans and financings	(1.20%)
Interest rate at scenario1, loans and financings
Exchange price at negative25, loans and financings
Exchange price at negative50, loans and financings
Exchange price at positive25, loans and financings
Exchange price at positive50, loans and financings
Foreign exchange rates, other financial instruments	(1.20%)
Exchange rate at scenario1, other financial instruments	$ 6
Exchange price at negative25, other financial instruments	(150)
Exchange price at negative50, other financial instruments	(450)
Exchange price at positive25, other financial instruments	90
Exchange price at positive50, other financial instruments	150
Currency Risk BRL [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Interest rate at scenario1, cash and cash equivalents	(870)
Interest price at negative25, cash and cash equivalents	(18,159)
Exchange price at negative50, cash and cash equivalents	(36,318)
Exchange price at positive25, cash and cash equivalents	18,159
Exchange price at positive50, cash and cash equivalents	36,318
Interest rate at scenario1, loans and financings	3,365
Exchange price at negative25, loans and financings	70,227
Exchange price at negative50, loans and financings	140,454
Exchange price at positive25, loans and financings	(70,227)
Exchange price at positive50, loans and financings	(140,454)
Exchange rate at scenario1, other financial instruments
Exchange price at negative25, other financial instruments
Exchange price at negative50, other financial instruments
Exchange price at positive25, other financial instruments
Exchange price at positive50, other financial instruments
Currency Risk EUR [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange rate exposure, cash and cash equivalents	1.1054
Cash and cash equivalents and financial investments	$ 495
Currency Risk EUR [Member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Changes from foreign exchange rate, cash and cash equivalents	(1.39%)
Interest rate at scenario1, cash and cash equivalents	$ (7)
Interest price at negative25, cash and cash equivalents	(124)
Exchange price at negative50, cash and cash equivalents	(247)
Exchange price at positive25, cash and cash equivalents	124
Exchange price at positive50, cash and cash equivalents	247
Currency Risk EUR [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Interest rate at scenario1, cash and cash equivalents
Interest price at negative25, cash and cash equivalents
Exchange price at negative50, cash and cash equivalents
Exchange price at positive25, cash and cash equivalents
Exchange price at positive50, cash and cash equivalents
Currency Risk PEN [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange rate exposure, cash and cash equivalents	3.7102
Cash and cash equivalents and financial investments	$ 29,817
Currency Risk PEN [Member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Changes from foreign exchange rate, cash and cash equivalents	0.62%
Interest rate at scenario1, cash and cash equivalents	$ 184
Interest price at negative25, cash and cash equivalents	(7,454)
Exchange price at negative50, cash and cash equivalents	(14,909)
Exchange price at positive25, cash and cash equivalents	7,454
Exchange price at positive50, cash and cash equivalents	14,909
Currency Risk PEN [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Interest rate at scenario1, cash and cash equivalents
Interest price at negative25, cash and cash equivalents
Exchange price at negative50, cash and cash equivalents
Exchange price at positive25, cash and cash equivalents
Exchange price at positive50, cash and cash equivalents
Currency Risk CAD [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange rate exposure, cash and cash equivalents	1.3260
Cash and cash equivalents and financial investments	$ 1,255
Currency Risk CAD [Member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Changes from foreign exchange rate, cash and cash equivalents	(1.23%)
Interest rate at scenario1, cash and cash equivalents
Interest price at negative25, cash and cash equivalents
Exchange price at negative50, cash and cash equivalents
Exchange price at positive25, cash and cash equivalents
Exchange price at positive50, cash and cash equivalents
Currency Risk CAD [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Interest rate at scenario1, cash and cash equivalents	(15)
Interest price at negative25, cash and cash equivalents	(314)
Exchange price at negative50, cash and cash equivalents	(627)
Exchange price at positive25, cash and cash equivalents	314
Exchange price at positive50, cash and cash equivalents	$ 627
Currency Risk NAD [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange rate exposure, cash and cash equivalents	18.5470
Cash and cash equivalents and financial investments	$ 1,590
Currency Risk NAD [Member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Changes from foreign exchange rate, cash and cash equivalents	1.52%
Interest rate at scenario1, cash and cash equivalents
Interest price at negative25, cash and cash equivalents
Exchange price at negative50, cash and cash equivalents
Exchange price at positive25, cash and cash equivalents
Exchange price at positive50, cash and cash equivalents
Currency Risk NAD [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Interest rate at scenario1, cash and cash equivalents	24
Interest price at negative25, cash and cash equivalents	(397)
Exchange price at negative50, cash and cash equivalents	(795)
Exchange price at positive25, cash and cash equivalents	397
Exchange price at positive50, cash and cash equivalents	$ 795
Currency Risk BRLCDISELIC [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents and financial investments, interest rate	11.65%
Cash and cash equivalents and financial investments, interest exchange amount	$ 70,252
Interest rates, other financial instruments	11.65%
Loans and financings amount	$ 79,122
Interest rate, loans and financing	11.65%
Other financial instruments interest amount	$ (450)
Currency Risk BRLCDISELIC [Member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Interest rate at scenario1, cash and cash equivalents	(482)
Interest price at negative25, cash and cash equivalents	(2,046)
Exchange price at negative50, cash and cash equivalents	(4,092)
Exchange price at positive25, cash and cash equivalents	2,046
Exchange price at positive50, cash and cash equivalents	$ 4,092
Interest rates, other financial instruments	(69.00%)
Interest rates, loans and financing	(69.00%)
Interest rate at scenario1, loans and financings	$ 542
Interest price at negative25, loans and financings	2,304
Interest price at negative50, loans and financings	4,609
Interest price at positive25, loans and financings	(2,304)
Interest price at positive50, loans and financings	(4,609)
Interest rate at scenario1, other financial instruments	92
Interest price at negative25, other financial instruments	622
Interest price at negative50, other financial instruments	1,307
Interest price at positive25, other financial instruments	(567)
Interest price at positive50, other financial instruments	(1,086)
Currency Risk BRLCDISELIC [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Interest rate at scenario1, cash and cash equivalents
Interest price at negative25, cash and cash equivalents
Exchange price at negative50, cash and cash equivalents
Exchange price at positive25, cash and cash equivalents
Exchange price at positive50, cash and cash equivalents
Interest rate at scenario1, loans and financings
Interest price at negative25, loans and financings
Interest price at negative50, loans and financings
Interest price at positive25, loans and financings
Interest price at positive50, loans and financings
Interest rate at scenario1, other financial instruments
Interest price at negative50, other financial instruments
Interest price at positive25, other financial instruments
Interest price at positive50, other financial instruments
Currency Risk U S D S O F R [Member]
IfrsStatementLineItems [Line Items]
Interest rates, other financial instruments	5.28%
Loans and financings amount	$ 233,671
Interest rate, loans and financing	5.28%
Other financial instruments interest amount	$ (2,149)
Currency Risk U S D S O F R [Member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Interest rates, other financial instruments	6.00%
Interest rates, loans and financing	6.00%
Interest rate at scenario1, loans and financings	$ (149)
Interest price at negative25, loans and financings	3,085
Interest price at negative50, loans and financings	6,170
Interest price at positive25, loans and financings	(3,085)
Interest price at positive50, loans and financings	(6,170)
Interest rate at scenario1, other financial instruments	(8)
Interest price at negative25, other financial instruments	(23)
Interest price at negative50, other financial instruments	(48)
Interest price at positive25, other financial instruments	23
Interest price at positive50, other financial instruments	45
Currency Risk U S D S O F R [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Interest rate at scenario1, loans and financings
Interest price at negative25, loans and financings
Interest price at negative50, loans and financings
Interest price at positive25, loans and financings
Interest price at positive50, loans and financings
Interest rate at scenario1, other financial instruments	(1)
Interest price at negative25, other financial instruments	(27)
Interest price at negative50, other financial instruments	(55)
Interest price at positive25, other financial instruments	27
Interest price at positive50, other financial instruments	54
Currency Risk I P C A T L P [Member]
IfrsStatementLineItems [Line Items]
Loans and financings amount	$ 174,971
Interest rate, loans and financing	4.62%
Currency Risk I P C A T L P [Member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Interest rates, loans and financing	38.00%
Interest rate at scenario1, loans and financings	$ (665)
Interest price at negative25, loans and financings	2,021
Interest price at negative50, loans and financings	4,042
Interest price at positive25, loans and financings	(2,021)
Interest price at positive50, loans and financings	(4,042)
Currency Risk I P C A T L P [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Interest rate at scenario1, loans and financings
Interest price at negative25, loans and financings
Interest price at negative50, loans and financings
Interest price at positive25, loans and financings
Interest price at positive50, loans and financings
Currency Risk T J L P [Member]
IfrsStatementLineItems [Line Items]
Loans and financings amount	$ 26,816
Interest rate, loans and financing	6.53%
Currency Risk T J L P [Member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Interest rates, loans and financing	(2.00%)
Interest rate at scenario1, loans and financings	$ 5
Interest price at negative25, loans and financings	438
Interest price at negative50, loans and financings	876
Interest price at positive25, loans and financings	(438)
Interest price at positive50, loans and financings	(876)
Currency Risk T J L P [Member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Interest rate at scenario1, loans and financings
Interest price at negative25, loans and financings
Interest price at negative50, loans and financings
Interest price at positive25, loans and financings
Interest price at positive50, loans and financings
Copper [member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Interest price at negative25, other financial instruments
Zinc [member]
IfrsStatementLineItems [Line Items]
Commodities price	2,641
Other financial instruments, commodities price	(2,149)
Zinc [member] | Income Statement [Member]
IfrsStatementLineItems [Line Items]
Interest price at negative25, other financial instruments	$ 9,003
Commodities price, other financial instruments	(4.69%)
Commodity rate at scenario1, other financial instruments	$ 3,962
Commodity price at negative50, other financial instruments	18,006
Commodity price at positive25, other financial instruments	(9,003)
Commodity price at positive50, other financial instruments	(18,006)
Zinc [member] | Comprehensive Incomes [Member]
IfrsStatementLineItems [Line Items]
Commodity rate at scenario1, other financial instruments	263
Commodity price at negative50, other financial instruments	1,193
Commodity price at positive25, other financial instruments	(597)
Commodity price at positive50, other financial instruments	(1,193)
Commodity price at negative25, other financial instruments	$ 597